Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares Class A Ordinary Shares shares [1]	Ordinary shares Class B Ordinary Shares shares	Ordinary shares USD ($)	Ordinary shares SGD ($)	Additional paid-in capital USD ($)	Additional paid-in capital SGD ($)	Retained earnings USD ($)	Retained earnings SGD ($)	USD ($)	SGD ($)
Balance at Jun. 30, 2024 | $				$ 13,453		$ 986,547		$ 3,507,412		$ 4,507,412
Balance (in shares) at Jun. 30, 2024 | shares	20,000
Net loss | $								(1,167,632)		(1,167,632)
Balance at Dec. 31, 2024 | $				13,453		986,547		2,339,780		3,339,780
Balance (in shares) at Dec. 31, 2024 | shares	20,000
Balance at Jun. 30, 2025 | $				13,533		986,547		3,867,953		4,868,033
Balance (in shares) at Jun. 30, 2025 | shares	20,000	125
Net loss								(981,469)	$ (763,254)	(981,469)
Issuance of share (in shares) | shares	1,563
Issuance of shares | $				1,012		4,558,777				4,559,789
Balance at Dec. 31, 2025			$ 11,311	$ 14,545	$ 4,312,407	$ 5,545,324	$ 2,244,719	$ 2,886,484	$ 6,568,437	$ 8,446,353
Balance (in shares) at Dec. 31, 2025 | shares	21,563	125

[1]	All share and per-share information presented in these unaudited interim condensed consolidated financial statements has been retrospectively adjusted to reflect the 1-for-20 reverse share split effected on February 2, 2026 and the subsequent 1-for-40 reverse share split effected on May 12, 2026.